Document and Entity Information	May 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001539838
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	DIAMONDBACK ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35700
Entity Tax Identification Number	45-4502447
Entity Address, Address Line One	500 West Texas
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	221-7400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FANG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false